Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sales	$ 112	$ 169	$ 750
Cost of sales	406	1,017	768
Gross loss	(294)	(848)	(18)
Selling, general and administrative expenses	459	621	927
Research and development expenses	22	100	256
Total operating expenses	481	721	1,183
Operating (loss)	(775)	(1,569)	(1,201)
Other income (expense)	47	45	(65)
(Loss) before income taxes	(728)	(1,524)	(1,266)
Income tax benefit (expense)	0	0	0
(Loss) from discontinued operations, net of income tax	$ (728)	$ (1,524)	$ (1,266)